COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of sales	€ 2,995,877	€ 2,648,953	€ 2,080,613
Interest income	€ 60,808	€ 27,145	€ 16,639